Prepayments and Other Assets, Net (Details)	12 Months Ended
Sep. 30, 2024
Prepayments and Other Assets, Net [Line Items]
Third-parties rate per annum	5.00%
Minimum [Member]
Prepayments and Other Assets, Net [Line Items]
Prepayment of rent related to leases expiring	1 year
Maximum [Member]
Prepayments and Other Assets, Net [Line Items]
Prepayment of rent related to leases expiring	3 years